USE OF JUDGMENTS AND ESTIMATES	6 Months Ended
Jun. 30, 2024
USE OF JUDGMENTS AND ESTIMATES [Abstract]
USE OF JUDGMENTS AND ESTIMATES
4.     USE OF JUDGMENTS AND ESTIMATES

In preparing the Interim Financial Information, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, profit and loss. Estimates and judgments are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates may not be equal to the related actual results. The significant judgement made by management in applying the Group’s accounting policies and key sources of estimation uncertainty were the same as those described in the Annual Financial Statements, with additional estimates applied during the interim period as follows:

Identified intangible assets acquired from business combinations

The identified intangible assets acquired from business combinations typically do not have observable prices and measuring their fair values typically involves the use of valuation models and unobservable inputs that are subject to significant estimates and assumptions. These estimates and assumptions can include, among others, the cash flows that an asset is expected to generate in the future and discount rates. The Group believes the estimates applied to be based on reasonable assumptions, but which are inherently uncertain and, as a result, actual results may differ from estimates.

Impairment of indefinite-lived intangible assets and goodwill

Fair value of indefinite-lived intangible assets and goodwill is estimated to determine the recoverable amount in an impairment test. The determination of fair value requires the use of estimates in respect of forecast cash flows, discount rates and other management judgements. The Group believes the estimates applied to be based on reasonable assumptions, but which are inherently uncertain and, as a result, actual results may differ from estimates.